Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Convertible Note Payables

Convertible notes payable consisted of the following:

	September 30,	December 31,
	2023	2022

August 3, 2022 ($5,000,000)	$5,000,000	$5,000,000
August 3, 2022 ($1,000,000)	1,000,000	1,000,000
August 22, 2022 ($500,000)	500,000	500,000
September 22, 2022 ($250,000)	250,000	250,000
September 25, 2022 ($600,000)	600,000	600,000
September 25, 2022 ($600,000)	600,000	600,000
September 29, 2022 ($50,000)	50,000	50,000
September 29, 2022 ($500,000)	500,000	500,000
October 10, 2022 ($500,000)	500,000	500,000
October 13, 2022 ($750,000)	75,000	75,000
October 13, 2022 ($50,000)	50,000	50,000
October 14, 2022 ($50,000)	50,000	50,000
January 4, 2023 ($500,000)	500,000	-

Total convertible notes payable (current)	$9,675,000	$9,175,000

	December 31,	December 31,
	2022	2021

August 3, 2022 ($5,000,000)	$5,000,000	$-
August 3, 2022 ($1,000,000)	1,000,000	-
August 22, 2022 ($500,000)	500,000	-
September 22, 2022 ($250,000)	250,000	-
September 25, 2022 ($600,000)	600,000	-
September 25, 2022 ($600,000)	600,000	-
September 29, 2022 ($50,000)	50,000	-
September 29, 2022 ($500,000)	500,000	-
October 10, 2022 ($500,000)	500,000	-
October 13, 2022 ($750,000)	75,000	-
October 13, 2022 ($50,000)	50,000	-
October 14, 2022 ($50,000)	50,000	-

Total convertible note payables (current)	$9,175,000	$-